OTHER OPERATING INCOME - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Trading And Other Income [Line Items]
Gains (losses) on change in fair value of derivatives	£ (1)	£ 44	£ (21)
Gains (losses) on economic hedging of embedded derivatives bifurcated from certain equity index-linked deposits	21	12	(14)
Net gain on equity index-linked deposits and the related economic hedges	0	0	0
Exchange rate differences in the consolidated income statement on items not at fair value through profit and loss	488	1,215	(2,147)
These are principally offset by related releases from the cash flow hedge reserve	(485)	(1,231)	2,130
Profit on repurchase of debt securities and subordinated liabilities	0	4
Losses on disposals of property, plant and equipment	8	0	7
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Net Trading And Other Income [Line Items]
Gains (losses) on change in fair value of derivatives	£ (21)	£ (12)	£ 14